DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DEBT
DEBT

NOTE 12 – DEBT

A summary of the Company’s third-party debt as of June 30, 2022 and December 31, 2021 presented below:

June 30, 2022	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$1,299,784	$6,207,010	$10,077,977	$234,117	$17,818,888
Proceeds	-	-	335,008	-	335,008
Payments	(157,663)	(207,035)	(2,085,132)		(2,449,830)
Conversion of debt	(1,190,000)	-		-	(1,190,000)
Recapitalized upon debt modification	-	(129,002)	(1,003,200)	-	(1,132,202)
Accretion of debt	77,551	-		-	77,751
Foreign currency translation	45,676	(105,056)	(80,863)	(19,109)	(159,352)
Subtotal	75,348	5,765,917	7,243,790	215,008	13,300,063
Notes payable - long-term	-	-	(992,289)	(187,337)	(1,179,626)
Notes payable - short-term	$75,348	$5,765,917	$6,251,501	$27,671	$12,120,437

December 31, 2021	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,302,100	$6,446,000	$12,631,284	$435,210	$22,814,594
Proceeds	-	-	565,900	-	565,900
Payments	(141,475)	(57,835)	(62,878)	(3,233)	(265,421)
Conversion of debt	(1,606,500)	-	(3,010,000)	-	(4,616,500)
Recapitalized upon debt modification	(86,670)	-	-	-	(86,670)
Debt forgiveness	-	-	-	(169,770)	(169,770)
Foreign currency translation	(167,671)	(181,155)	(46,329)	(28,090)	(423,245)
Subtotal	1,299,784	6,207,010	10,077,977	234,117	17,818,888
Notes payable - long-term	-	(2,450,000)	(9,854,906)	(51,478)	(12,356,384)
Notes payable - short-term	$1,299,784	$3,757,010	$223,071	$182,639	$5,462,504

Our outstanding debt as of June 30, 2022 is repayable as follows:
June 30, 2022
2022	$3,140,672
2023	10,264,053
2024	338,399
2025	342,531
2026 and thereafter	340,992
Total debt	14,426,647
Less: fair value adjustments to assumed debt obligations	(1,126,584)
Less: notes payable - current portion	(12,120,437)
Notes payable - long term portion	$1,179,626

Loan Facility Agreement

On August 4, 2021, the Company entered into an exchange agreement for the existing loan facility agreement with Synthesis Peer-to-Peer Income Fund, whereby the Company agreed to the following:

•	Issue on August 4, 2021, 321,300 shares of common stock to settle $1,606,500 (€1,350,000) of debt. The Company recorded a gain on settlement of $292,383 upon the issuance of the 321,300 shares

•

Agreed to issue no more than 238,000 shares of common stock upon approval of the listing of the Company’s common stock on Nasdaq to settle $1,190,000 (€1,000,000) of debt. The Company issued these shares on February 28, 2022. Upon issuance of the 238,000 shares of common stock, the Company recorded a gain on extinguishment of debt in the amount of $216,580 determined using the fair value of the Company’s common stock at the commitment date of $4.09 per share.

The Company evaluated the August 4, 2021, exchange agreement for debt modification in accordance with ASC 470-50 and concluded that the debt qualified for debt extinguishment because a substantial conversion feature was added to the debt terms. Upon extinguishment, the Company recorded a loss upon extinguishment in the amount of $6,642 and recorded the new debt at fair value based on the present value of future cash flows using a discount rate of 11.66%. As of June 30, 2022 and December 31, 2021, the Company has accrued interest expense of $17,244 and $4,414, respectively, and the principal balance of the debt is $75,271 and $1,299,784, respectively, which is classified as Notes payable on the unaudited condensed consolidated balance sheet.

 The debt is subject to acceleration in an Event of Default (as defined in the Notes). This agreement is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.

During Q2 2022, the Company informally agreed with the Lender to extend the maturity of the facility to September 30, 2022. The Company reassessed and adjusted accordingly the accretion of the debt extinguishment effect described above.

Trade Facility Agreements

On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “SkyPharm Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”) as amended on November 16, 2017, and May 16, 2018.

On October 17, 2018, the Company entered into a further amended agreement with Synthesis whereby the current balance on the TFF as of October 1, 2018, which was €4,866,910 ($5,629,555) and related accrued interest of €453,094 ($524,094) would be split into two principal balances of Euro €2,000,000 and USD $4,000,000. Interest on the new balances commenced on October 1, 2018, at 6% per annum plus one-month Euribor, when it is positive, on the Euro balance and 6% per annum plus one-month LIBOR on the USD balance.

The USD $4,000,000 loan matured on August 31, 2021. On March 3rd 2022, the Company entered into an extension to the facility agreement. Based on the updated repayment terms, the facility’s final repayment date was extended to January 2023. During June 2022, the Company agreed with the Lender to postpone the repayment of an installment of $500,000 due on June 30, 2022 (based on the extension agreement signed on March 3rd, 2022) and settle it with the balloon repayment in January 2023.

On December 30, 2020, the Company transferred the Euro €2,000,000 loan to a new third-party lender. The terms remained the same except interest will now accrue at 5.5% per annum plus Euribor. The principal is to be repaid in a total of five quarterly installments beginning October 31, 2021 of 50,000 Euro each with a final repayment of 1,800,000 Euro payable on the earlier of 24 months after December 30, 2020 or October 31, 2022.

During the year ended December 31, 2021, the Company repaid €50,000 ($56,508) of the €2,000,000 balance such that as of December 31, 2021, the Company had principal balances of €1,950,000 ($2,207,010) and $4,000,000 under the agreements, of which $2,450,000 is classified as notes payable-long term on the consolidated balance sheet and the Company had accrued $10,466 in interest expense related to these agreements.

On March 3, 2022, the Company entered into a modification agreement to extend the maturity date to January 10, 2023 and payments under the $4,000,000 loan. The loan was considered a modification under ASC 470-50 because the change in the present value of cash flows is less than 10%. During June 2022, the Company agreed with the Lender to postpone the repayment of an installment of $500,000 due on June 30, 2022 (based on the extension agreement signed on March 3rd, 2022) and settle it with the balloon repayment in January 2023. Based on the updated cash flow test performed, the change in the present value of the cash flows was again less than 10% and the change is considered a modification. The Company capitalized fees paid upon modification of €200,000 that are being amortized over the life of the loan. During the six months ended June 30, 2022, the Company repaid €100,000 ($104,690) of the €1,950,000 balance and $50,000 of the $4,000,000 balance such that as of June 30, 2022, the Company had principal balances of €1,850,000 ($1,936,765) and $3,829,235 under the agreements which are recorded as short term. As of June 30, 2022, the Company had accrued $17,434 in interest expense related to these agreements.

Third Party Debt

On November 16, 2015, the Company entered into a Loan Agreement with Panagiotis Drakopoulos, former Director and former Chief Executive Officer, pursuant to which the Company borrowed €40,000 ($42,832) as a note payable from Mr. Drakopoulos. The note bears an interest rate of 6% per annum and was due and payable in full on November 15, 2016. As of December 31, 2021, the Company had an outstanding principal balance of €8,000 ($9,054) and accrued interest of €6,318 ($7,151). As of June 30, 2022, the Company had an outstanding principal balance of €8,000 ($8,375) and accrued interest of €6,557 ($6,865).

May 18, 2020, July 3, 2020, and August 4, 2020 Senior Promissory Notes

May 18, 2020 Senior Promissory Note

On May 18, 2020, the Company executed a Senior Promissory Note (the “May 18 Note”) in the principal amount of $2,000,000 payable to an unaffiliated third-party lender. The May 18 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The May 18 Note matured on December 31, 2020.

The May 18 Note is subject to acceleration in an Event of Default. Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the May 18 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection. As of December 31, 2021 the Company had a principal balance of $2,000,000 on this note, which is classified as Notes payable long-term portion on the consolidated balance sheet.

July 3, 2020 Senior Promissory Note

On July 3, 2020, the Company executed a Senior Promissory Note (the “July 3 Note”) in the principal amount of $5,000,000 payable to an unaffiliated third-party lender. The July 3 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The July 3 Note matures on June 30, 2022 unless in default.

The July 3 Note is subject to acceleration in an Event of Default (as defined). Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the July 3 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection.

The Company used the proceeds from the July 3 Note to repay the principal outstanding on the May 18 Note ($2,000,000), the May 18 Note ($2,000,000), and the February Note ($1,000,000). As of December 31, 2021, the Company had a principal balance of $5,000,000 on this note, which is classified as Notes payable – long term portion on the consolidated balance sheet.

As of December 31, 2021, the Company had accrued an aggregate total of $210,574 in interest expense related to these loans.

August 4, 2020 Senior Promissory Note

On August 4, 2020, the Company executed a Senior Promissory Note (the “August 4 Note”) in the principal amount of $3,000,000 payable to an unaffiliated third-party lender. The August 4 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The August 4 Note matured on December 31, 2020.

The August 4 Note is subject to acceleration in an Event of Default (as defined). Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the August 4 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection.

On October 29, 2020, the Company entered into a debt exchange agreement with the lender whereby the Company issued 259,741 shares of common stock at the rate of $3.85 per share in exchange for an aggregate of $1,000,000 principal amount of the existing loan. The fair market value of the Company’s common stock on the date of exchange was $3.11 per share and as such, the Company recorded a gain of $192,205. Interest continued to accrue on the remaining debt and the converted amount until December 31, 2020. As of December 31, 2020, the Company had a principal balance of $2,000,000 on this note and prepaid interest of $8,514. As of December 31, 2021, the Company had a principal balance of $2,000,000 on this note, which is classified as Notes payable – long term portion on the consolidated balance sheet, and $60,166 in accrued interest expense.

Modification of May 18, 2020, July 3, 2020, and August 4, 2020 Senior Promissory Notes

On February 23, 2022, the Company entered into modification agreements to extend the due dates of the May 18 Note, July 3 Note, and August 4 Note to June 30, 2023 of $9,000,000, in the aggregate. The Company paid restructuring fees totaling $506,087 upon modification. The Company determined the modification should be recorded as debt extinguishment in accordance with ASC 470 because the present value of the remaining cash flows under the terms of the new debt instrument is at least 10% different from the present value of the remaining cash flows under the terms of the original instrument. The Company recorded the new debt at fair value in the amount of $7,706,369 and a gain upon extinguishment in the amount of $787,544. During the six months ended June 30, 2022, the Company made principal payments in the amount of $2,000,000 and recorded non-cash interest expense in the amount of $290,431 for the accretion of debt. As of June 30, 2022, the Company had a principal balance of $5,996,800 in relation to the May 18 Note, July 3 Note, and August 4 Note, in the aggregate. As of June 30, 2022, the Company has accrued an aggregate total of $757,478 of accrued interest on these notes, in the aggregate.

November 19, 2020 Debt Agreement

On November 19, 2020, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($611,500). The note matures on November 18, 2025 and bears an annual interest rate, based on a 360-day year, of 3.3% plus .6% plus 6-month Euribor when Euribor is positive. Pursuant to the terms of the agreement, there is a six-month grievance from the first deposit date, which was November 19, 2020, for principal repayment. The principal is to be repaid in 18 quarterly installments of €27,778 with the first payment due 9 months from the first deposit. During the year ended December 31, 2021, the Company repaid €55,556 ($62,878) of the principal and as of December 31, 2021, the Company has accrued interest of $5,642 related to this note and a principal balance of €444,444 ($503,022), of which $377,270 is classified as Notes payable – long term portion on the consolidated balance sheet. During the six months ended June 30, 2022, the Company repaid €55,556 ($58,161) of the principal and as of June 30, 2022, the Company has accrued interest of $8,850 related to this note and a principal balance of €388,889 ($407,128), of which $290,806 is classified as Notes payable – long term portion on the accompanying condensed consolidated balance sheet

July 30, 2021 Debt Agreement

On July 30, 2021, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($578,850). The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive. Pursuant to the terms of the agreement, there is a six-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,778 commencing three months from the end of the grace period. As of December 31, 2021, the Company has accrued interest of $3,100 and a principal balance of €500,000 ($565,900), of which $477,637 is classified as Notes payable – long term portion on the consolidated balance sheet. As of June 30, 2022, the Company has accrued interest of $2,721 and a principal balance of €474,231 ($496,473), of which $386,181 is classified as Notes payable – long term portion on the accompanying condensed consolidated balance sheet.

June 9, 2022 Debt Agreement

On June 9, 2022 the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008). The Note matures on June 16, 2027 and bears an annual interest of 3.89% plus levy of 0.60% plus the 3-month Euribor (when positive). Pursuant to the agreement, there is a twelve-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023. As of June 30, 2022 the Company has accrued interest of $618 and an outstanding balance of €320,000 ($335,008), of which $315,302 is classified as Notes payable – long term portion on the accompanying condensed consolidated balance sheet.

COVID-19 Government Loans

On May 12, 2020, the Company’s subsidiary, SkyPharm, was granted and on May 22, 2020 the Company received a €300,000 ($366,900) loan from the Greek government. The loan will be repaid in 40 equal monthly installments beginning on July 29, 2022. As a condition to the loan, the Company was required to retain the same number of employees until October 31, 2020. During the year ended December 31, 2021, the Company received a waiver of 50% forgiveness of the loan and recorded $177,450 as other income. As of December 31, 2021 the principal balance was $169,770. As of June 30, 2022, the principal balance was $157,035.

On June 24, 2020, the Company received a loan £50,000 ($68,310) from the United Kingdom government. The loan has a ten-year maturity and bears interest at a rate of 2.5% per annum beginning 12-months after the initial disbursement. The Company may prepay this loan without penalty at any time. The Company repaid £2,335 ($3,233) of principal during the year ended December 31, 2021, and the balance as of December 31, 2021 was £47,665 ($64,347). As of June 30, 2022, the principal balance was £47,665 ($57,974).

Distribution and Equity Agreement

As discussed in Note 3 above, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon. The Company was appointed the exclusive distributor of the Products (as defined) initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted. As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000.

 As discussed in Note 3, the Company attributed no value to the shares received in Marathon pursuant to (a) above. In relation to the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million). If settlement were to occur on December 31, 2019, the Company would be required to issue 2,506,127 common shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation. If such events were to occur, the Company would be required to increase its authorized share capital and since increasing the authorized share capital is within the control of the Company, as our CEO controls greater than 50% of the outstanding common stock of the Company, the original classification of equity-classified financial financial instruments issued by the Company were not affected.

None of the above loans were made by any related parties.

NOTE 11 – DEBT

A summary of the Company’s third-party debt during the years ended December 31, 2021 and 2020 is presented below:

December 31, 2021	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,302,100	$6,446,000	$12,631,284	$435,210	$22,814,594
Proceeds	-	-	565,900	-	565,900
Payments	(141,475)	(57,835)	(62,878)	(3,233)	(265,421)
Conversion of debt	(1,606,500)	-	(3,010,000)	-	(4,616,500)
Recapitalized upon debt modification	(86,670)	-	-	-	(86,670)
Debt forgiveness	-	-	-	(169,770)	(169,770)
Foreign currency translation	(167,671)	(181,155)	(46,329)	(28,090)	(423,245)
Subtotal	1,299,784	6,207,010	10,077,977	234,117	17,818,888
Notes payable - long-term	-	(2,450,000)	(9,854,906)	(51,478)	(12,356,384)
Notes payable - short-term	$1,299,784	$3,757,010	$223,071	$182,639	$5,462,504
December 31, 2020	Loan Facility	Bridge Loans	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,078,442	$191,287	$6,245,400	$2,514,595	$-	$12,029,724
Proceeds	-	-	-	16,121,500	435,210	16,556,710
Payments	-	(191,287)	-	(5,006,115)	-	(5,230,725)
Conversion of debt				(807,795)		(807,795)
Debt extinguishment	(12,066)	-	-	(192,205)	-	(204,271)
Foreign currency translation	269,047	-	200,600	1,304	-	470,951
Subtotal	3,302,100	-	6,446,000	12,631,284	435,210	22,814,594
Notes payable - long-term	(2,843,475)	-	(2,384,850)	(5,543,557)	-	(10,771,882)
Notes payable - short-term	$458,625	$-	$4,061,150	$7,087,727	$435,210	$12,042,712

Our outstanding debt as of December 31, 2021 is repayable as follows:
December 31, 2021
2022	$5,549,174
2023	11,709,951
2024	264,255
2025	268,724
2026 and thereafter	113,454
Total debt	17,905,558
Less: fair value adjustments to assumed debt obligations	(86,670)
Less: notes payable - current portion	(5,462,504)
Notes payable - long term portion	$12,356,384

Loan Facility Agreement

On June 30, 2020, SkyPharm entered into a settlement agreement on an existing loan facility agreement with Synthesis Peer-to-Peer Income Fund, whereby SkyPharm agreed to make certain payments to the creditor and the creditor will accept such payments as full discharge of outstanding debt. In accordance with the settlement agreement, interest will accrue from June 30, 2020, until repayment in full at a rate of 6% per annum for the first year and 5.25% per annum for the second year calculated on the balance outstanding from day to day during such period. Interest is due on the 10th day of each calendar month. If any amount of principal or interest is unpaid on its due date interest shall accrue from the due date until the date of its payment until the date of its payment in full at the rate of 7.25% per annum. The Company will make quarterly payments of €125,000 beginning May 6, 2021, with a final payment of €2,200,000 on May 6, 2022. The Company evaluated the settlement agreement for debt modification in accordance with ASC 470-50 and concluded that the debt qualified for debt extinguishment as the 10% cash flow test was met. As a result, the $3,772,446 of principal and accrued interest was written off and the new debt was recorded at fair value as of June 30, 2020 in the amount of $3,033,990. For the year ended December 31, 2020, the Company recorded a gain on extinguishment of debt in the amount of $749,824, of which $12,066 related to the principal of the loans and the balance related to the accrued interest. As of December 31, 2020, the Company has accrued interest expense of $33,021 and the principal balance of the debt is $3,302,100, of which $2,843,475 is classified as Notes payable – long term portion on the consolidated balance sheet.

On August 4, 2021, the Company entered into an exchange agreement whereby the Company agreed to the following:

•	Issue on August 4, 2021, 321,300 shares of common stock to settle $1,606,500 (€1,350,000) of debt. The Company recorded a gain on settlement of $292,383 upon the issuance of the 321,300 shares

•

Agreed to issue no more than 238,000 shares of common stock upon approval of the listing of the Company’s common stock to the Nasdaq to settle $1,190,000 (€1,000,000) of debt. The Company issued these shares subsequent to December 31, 2021 (see Note 17)

The Company evaluated the August 4, 2021, exchange agreement for debt modification in accordance with ASC 470-50 and concluded that the debt qualified for debt extinguishment because a substantial conversion feature was added to the debt terms. Upon extinguishment, the Company recorded a loss upon extinguishment in the amount of $6,642 and recorded the new debt at fair value based on the present value of future cash flows using a discount rate of 11.66%. As of December 31, 2021, the Company has accrued interest expense of $4,414 and the principal balance of the debt is $1,299,784, which is classified as Notes payable on the consolidated balance sheet.

The debt is subject to acceleration in an Event of Default (as defined in the Notes). This agreement is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.

Trade Facility Agreements

On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “SkyPharm Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”) as amended on November 16, 2017, and May 16, 2018.

On October 17, 2018, the Company entered into a further amended agreement with Synthesis whereby the current balance on the TFF as of October 1, 2018, which was €4,866,910 ($5,629,555) and related accrued interest of €453,094 ($524,094) would be split into two principal balances of Euro €2,000,000 and USD $4,000,000. Interest on the new balances commenced on October 1, 2018, at 6% per annum plus one-month Euribor, when it is positive, on the Euro balance and 6% per annum plus one-month Libor on the USD balance.

The USD $4,000,000 loan matured on August 31, 2021. On March 3rd 2022, the Company entered into an extension to the facility agreement (See Note 17). Based on the updated repayment terms, the facility’s final repayment date was extended to January 2023.

On December 30, 2020, the Company transferred the Euro €2,000,000 loan to a new third-party lender. The terms remained the same except interest will now accrue at 5.5% per annum plus Euribor. The principal is to be repaid in a total of five quarterly installments beginning October 31, 2021 of 50,000 Euro each with a final repayment of 1,800,000 Euro payable on the earlier of 24 months after December 30, 2020 or October 31, 2022.

As of December 31, 2020, the Company had principal balances of €2,000,000 ($2,446,000), of which $2,384,850 is classified as Notes payable – long term portion on the consolidated balance sheet, and $4,000,000 under the agreements and the Company had accrued $402 and $16,185 respectively, in interest expense related to these agreements. During the year ended December 31, 2021, the Company repaid $56,508 of the €2,000,000 balance such that as of December 31, 2021, the Company had principal balances of €1,950,000 ($2,207,010) and $4,000,000 under the agreements, of which $2,450,000 is classified as notes payable-long term on the consolidated balance sheet and the Company had accrued $10,466 and $104,220 respectively, in interest expense related to these agreements.

Third Party Debt

On November 16, 2015, the Company entered into a Loan Agreement with Panagiotis Drakopoulos, former Director and former Chief Executive Officer, pursuant to which the Company borrowed €40,000 ($42,832) as a note payable from Mr. Drakopoulos. The note bears an interest rate of 6% per annum and was due and payable in full on November 15, 2016. During the year ended December 31, 2020, the Company repaid €5,000 ($5,862) of this loan. As of December 31, 2020, the Company had an outstanding principal balance of €8,000 ($9,784) and accrued interest of €4,785 ($5,852). As of December 31, 2021, the Company had an outstanding principal balance of €8,000 ($9,054) and accrued interest of €6,318 ($7,151).

Conversion of Senior Promissory Notes

In the year ending December 31, 2019, the Company executed Senior Promissory Notes (the “Debt”) in an aggregate total of $2,500,000 to an unaffiliated third-party lender (the “Lender”). In the year ended December 31, 2020, the Company executed additional Senior Promissory Notes to an unaffiliated third-party lender in an aggregate principal total of $510,000. As of December 31, 2020, the Company had an aggregate principal balance of $3,010,000 on this Debt and the Company had accrued $527,604 in interest expense. On February 5, 2021, The Company entered into an Amended and Restated Debt Exchange Agreement (the “Agreement”) with the “Lender that provided for the issuance by the Company of 781,819 shares of common stock (the “Exchange Shares”), at the rate of $3.85 per share, in exchange for an aggregate of $3,010,000 principal amount of existing loans made by the Lender to the Company. The market price at the time this Agreement was negotiated was $3.28 per share and the Company recorded a gain on debt extinguishment of $445,636.

All accrued and unpaid interest, $563,613 as of December 31, 2021, as well as any unpaid fees, shall be paid in three (3) equal monthly installments following the closing of a planned Canadian public offering. Pursuant to this Agreement, Grigorios Siokas, the Company’s Chief Executive Officer and principal shareholder, will be released from all personal guarantees on the Debt.

 February 25, 2020 Senior Promissory Note

On February 25, 2020, the Company executed a Senior Promissory Note (the “February Note”) in the principal amount of $1,000,000 payable to an unaffiliated third-party lender. The February Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The February Note matured on April 30, 2020.

The February Note is subject to acceleration in an Event of Default. Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the February Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection. In July 2020, the Company used a portion of the proceeds from the July 3, 2020 senior promissory note to repay the principal of the February Note. The Company was not in default at that time. The Company also repaid all accrued interest related to the February Note.

May 5, 2020 Senior Promissory Note

On May 5, 2020, the Company executed a Senior Promissory Note (the “May 5 Note”) in the principal amount of $2,000,000 payable to an unaffiliated third-party lender who had previously loaned the Company $1,000,000. The May 5 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The May 5 Note matured on December 31, 2020.

The May 5 Note is subject to acceleration in an Event of Default. Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the May 5 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection. In July 2020, the Company used a portion of the proceeds from the July 3, 2020 senior promissory note to repay the principal of the May 5 Note. The Company also repaid the accrued interest related to this note.

May 8, 2020 Senior Promissory Note

On May 8, 2020, the Company executed a Senior Promissory Note (the “May 8 Note”) in the principal amount of $2,000,000 payable to an unaffiliated third-party lender who had previously loaned the Company $3,000,000. The May 8 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The May 8 Note matured on June 8, 2020.

The May 8 Note is subject to acceleration in an Event of Default (as defined). Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the May 8 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection. In July 2020, the Company used a portion of the proceeds from the July 3, 2020 senior promissory note to repay the principal of the May 8 Note. The Company also repaid the accrued interest related to this note.

May 18, 2020 and July 3, 2020 Senior Promissory Notes

May 18, 2020 Senior Promissory Note

On May 18, 2020, the Company executed a Senior Promissory Note (the “May 18 Note”) in the principal amount of $2,000,000 payable to an unaffiliated third-party lender. The May 18 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The May 18 Note matured on December 31, 2020. On February 23, 2022, the Company entered into an allonge with the lender extending the maturity date to June 30, 2023 (See Note 17).

The May 18 Note is subject to acceleration in an Event of Default. Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the May 18 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection. As of December 31, 2021 and 2020, the Company had a principal balance of $2,000,000 on this note, which is classified as Notes payable – long term portion on the consolidated balance sheet.

July 3, 2020 Senior Promissory Note

On July 3, 2020, the Company executed a Senior Promissory Note (the “July 3 Note”) in the principal amount of $5,000,000 payable to an unaffiliated third-party lender. The July 3 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The July 3 Note matures on June 30, 2022 unless in default. On February 23, 2022, the Company entered into an allonge with the lender extending the maturity date to June 30, 2023 (See Note 17).

The July 3 Note is subject to acceleration in an Event of Default (as defined). Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the July 3 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection.

The Company used the proceeds from the July 3 Note to repay the principal outstanding on the May 5 Note ($2,000,000), the May 8 Note ($2,000,000), and the February Note ($1,000,000). As of December 31, 2021 and 2020, the Company had a principal balance of $5,000,000 on this note, which is classified as Notes payable – long term portion on the consolidated balance sheet.

As of December 31, 2021 and 2020, the Company had accrued an aggregate total of $210,574 and $148,685, respectively, in interest expense related to these loans.

August 4, 2020 Senior Promissory Note

On August 4, 2020, the Company executed a Senior Promissory Note (the “August 4 Note”) in the principal amount of $3,000,000 payable to an unaffiliated third-party lender. The August 4 Note bears interest at the rate of eighteen (18%) percent per annum, paid quarterly in arrears. The August 4 Note matured on December 31, 2020. On February 23, 2022, the Company entered into an allonge with the lender extending the maturity date to June 30, 2023 (See Note 17).

The August 4 Note is subject to acceleration in an Event of Default (as defined). Grigorios Siokas, the Company’s CEO, personally guaranteed repayment of the August 4 Note. The guaranty is unconditional and irrevocable and constitutes a guaranty of performance and of payment when due, and not just of collection.

On October 29, 2020, the Company entered into a debt exchange agreement with the lender whereby the Company issued 259,741 shares of common stock at the rate of $3.85 per share in exchange for an aggregate of $1,000,000 principal amount of the existing loan. The fair market value of the Company’s common stock on the date of exchange was $3.11 per share and as such, the Company recorded a gain of $192,205. Interest will continue to accrue on the remaining debt and the converted amount until December 31, 2020. As of December 31, 2020, the Company had a principal balance of $2,000,000 on this note and prepaid interest of $8,514. As of December 31, 2021, the Company had a principal balance of $2,000,000 on this note, which is classified as Notes payable – long term portion on the consolidated balance sheet, and $60,166 in accrued interest expense.

November 19, 2020 Debt Agreement

On November 19, 2020, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($611,500). The note matures on November 18, 2025 and bears an annual interest rate, based on a 360-day year, of 3.3% plus .6% plus 6-month Euribor when Euribor is positive. Pursuant to the terms of the agreement, there is a six-month grievance from the first deposit date, which was November 19, 2020, for principal repayment. The principal is to be repaid in 18 quarterly installments of €27,000 with the first payment due 9 months from the first deposit. As of December 31, 2020, the Company had no accrued interest and a principal balance of €500,000 ($611,500), of which $543,557 is classified as Notes payable – long term portion on the consolidated balance sheet. During the year ended December 31, 2021, the Company repaid €55,556 ($62,878) of the principal and as of December 31, 2021, the Company has accrued interest of $5,642 related to this note and a principal balance of €444,444 ($503,022), of which $377,270 is classified as Notes payable – long term portion on the consolidated balance sheet.

July 30, 2021 Debt Agreement

On July 30, 2021, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($578,850). The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive. Pursuant to the terms of the agreement, there is a six-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,000 commencing three months from the end of the grace period. As of December 31, 2021, the Company has accrued interest of $3,100 and a principal balance of €500,000 ($565,900), of which $477,637 is classified as Notes payable – long term portion on the consolidated balance sheet.

 COVID-19 Government Loans

On May 12, 2020, the Company’s subsidiary, SkyPharm, was granted and on May 22, 2020 the Company received a €300,000 ($366,900) loan from the Greek government. The loan will be repaid in 40 equal monthly installments beginning on January 1, 2022 and bears an interest rate of 0.94% per annum. As a condition to the loan, the Company was required to retain the same number of employees until October 31, 2020. During the year ended December 31, 2021, the Company received a waiver of 50% forgiveness of the loan and recorded $177,450 as other income. As of December 31, 2021 the principal balance was $169,770.

On June 24, 2020, the Company received a loan £50,000 ($68,310) from the United Kingdom government. The loan has a six-year maturity and bears interest at a rate of 2.5% per annum beginning 12-months after the initial disbursement. The Company may prepay this loan without penalty at any time. The Company repaid £2,335 ($3,233) of principal during the year ended December 31, 2021, and the balance as of December 31, 2021 was £47,665 ($64,347).

Distribution and Equity Agreement

As discussed in Note 2 above, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon. The Company was appointed the exclusive distributor of the Products (as defined) initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted. As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000.

As discussed in Note 2, the Company attributed no value to the shares received in Marathon pursuant to (a) above. In relation to the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million). If settlement were to occur on December 31, 2021, the Company would be required to issue 431,270 common shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation. If such events were to occur, the Company would be required to increase its authorized share capital and since increasing the authorized share capital is within the control of the Company, as our CEO controls greater than 50% of the outstanding common stock of the Company, the original classification of equity-classified financial instruments issued by the Company were not affected.

None of the above loans were made by any related parties.